Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000158832 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000158832 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000158832 | 97717W547 | WisdomTree U.S. Value Fund
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000158832 | 464287481 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000158832 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000158832 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000158832 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000158832 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000158832 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158832 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158832 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	95.50%
C000158832 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	4.50%
C000158832 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000158832 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000158832 | Equity
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000158833 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000158833 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000158833 | 97717W547 | WisdomTree U.S. Value Fund
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000158833 | 464287481 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000158833 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000158833 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000158833 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000158833 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000158833 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158833 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158833 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	95.50%
C000158833 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	4.50%
C000158833 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000158833 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000158833 | Equity
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000158834 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000158834 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000158834 | 97717W547 | WisdomTree U.S. Value Fund
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000158834 | 464287481 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000158834 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000158834 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000158834 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000158834 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000158834 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158834 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158834 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	95.50%
C000158834 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	4.50%
C000158834 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000158834 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000158834 | Equity
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000158826 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000158826 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000158826 | 97717W547 | WisdomTree U.S. Value Fund
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000158826 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000158826 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000158826 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000158826 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000158826 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000158826 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000158826 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000158826 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	98.30%
C000158826 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.70%
C000158826 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000158826 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000158826 | Equity
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000158827 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000158827 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000158827 | 97717W547 | WisdomTree U.S. Value Fund
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000158827 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000158827 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000158827 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000158827 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000158827 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000158827 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000158827 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000158827 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	98.30%
C000158827 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.70%
C000158827 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000158827 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000158827 | Equity
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000158828 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000158828 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000158828 | 97717W547 | WisdomTree U.S. Value Fund
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000158828 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000158828 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000158828 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000158828 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000158828 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000158828 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000158828 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000158828 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	98.30%
C000158828 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.70%
C000158828 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000158828 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000158828 | Equity
Holdings [Line Items]
Percent of Net Asset Value	68.50%
C000158829 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000158829 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000158829 | 97717W547 | WisdomTree U.S. Value Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000158829 | 464287481 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000158829 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000158829 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000158829 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000158829 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000158829 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000158829 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000158829 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	98.30%
C000158829 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.70%
C000158829 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000158829 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000158829 | Equity
Holdings [Line Items]
Percent of Net Asset Value	86.10%
C000158830 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000158830 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000158830 | 97717W547 | WisdomTree U.S. Value Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000158830 | 464287481 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000158830 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000158830 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000158830 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000158830 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000158830 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000158830 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000158830 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	98.30%
C000158830 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.70%
C000158830 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000158830 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000158830 | Equity
Holdings [Line Items]
Percent of Net Asset Value	86.10%
C000158831 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000158831 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000158831 | 97717W547 | WisdomTree U.S. Value Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000158831 | 464287481 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000158831 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000158831 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000158831 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000158831 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000158831 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000158831 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000158831 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	98.30%
C000158831 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.70%
C000158831 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000158831 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000158831 | Equity
Holdings [Line Items]
Percent of Net Asset Value	86.10%
C000158823 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000158823 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000158823 | 97717W547 | WisdomTree U.S. Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000158823 | 464287481 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158823 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000158823 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000158823 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000158823 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000158823 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000158823 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000158823 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	97.30%
C000158823 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.70%
C000158823 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000158823 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000158823 | Equity
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000158824 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000158824 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000158824 | 97717W547 | WisdomTree U.S. Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000158824 | 464287481 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158824 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000158824 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000158824 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000158824 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000158824 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000158824 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000158824 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	97.30%
C000158824 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.70%
C000158824 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000158824 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000158824 | Equity
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000158825 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000158825 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000158825 | 97717W547 | WisdomTree U.S. Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000158825 | 464287481 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158825 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000158825 | 025072877 | Avantis U.S. Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000158825 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000158825 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000158825 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000158825 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000158825 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	97.30%
C000158825 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.70%
C000158825 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000158825 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000158825 | Equity
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000158820 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000158820 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000158820 | 97717W547 | WisdomTree U.S. Value Fund
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158820 | 464287481 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158820 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000158820 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158820 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000158820 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000158820 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000158820 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000158820 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	98.20%
C000158820 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.80%
C000158820 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	67.90%
C000158820 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000158820 | Equity
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000158821 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000158821 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000158821 | 97717W547 | WisdomTree U.S. Value Fund
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158821 | 464287481 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158821 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000158821 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158821 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000158821 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000158821 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000158821 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000158821 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	98.20%
C000158821 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.80%
C000158821 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	67.90%
C000158821 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000158821 | Equity
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000158822 | 808524409 | Schwab U.S. Large-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000158822 | 808524300 | Schwab U.S. Large-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000158822 | 97717W547 | WisdomTree U.S. Value Fund
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158822 | 464287481 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158822 | 46654Q724 | JPMorgan Hedged Equity Laddered Overlay ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000158822 | 46137V498 | Invesco S&P SmallCap Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000158822 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000158822 | 46090A804 | Invesco Total Return Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000158822 | 72201R775 | PIMCO Active Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000158822 | 78467V848 | SPDR Doubleline Total Return Tactical ETF
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000158822 | Equities025072877
Holdings [Line Items]
Percent of Total Investments	98.20%
C000158822 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.80%
C000158822 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	67.90%
C000158822 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000158822 | Equity
Holdings [Line Items]
Percent of Net Asset Value	30.30%